SUBSEQUENT EVENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) mo $ / shares shares
Subsequent Events 1		1,790,000
Subsequent Events 2 | $ / shares		$ 1.29
Subsequent Events 3		360,000
Subsequent Events 4		120,000
Subsequent Events 5		120,000
Subsequent Events 6		1,430,000
Subsequent Events 7		357,500
Subsequent Events 8		357,500
Subsequent Events 9		12
Subsequent Events 10		3
Subsequent Events 11		585,000
Subsequent Events 12		560,000
Subsequent Events 13		3,000,000
Subsequent Events 14 | $		$ 40,000,000
Subsequent Events 15 | mo		12
Subsequent Events 16		3,000,000
Subsequent Events 1	1,500,000
Subsequent Events 2	1,500,000
Subsequent Events 3	262,596